Convertible Notes Payable - Additional Information (Detail) - USD ($)			1 Months Ended										2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 03, 2016	Dec. 30, 2015	Apr. 30, 2017	Feb. 28, 2017	Dec. 31, 2016	Dec. 28, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Jul. 31, 2016	May 31, 2016	Mar. 17, 2016	Feb. 28, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 07, 2017	Jul. 02, 2016	Jul. 01, 2016	Jun. 30, 2016	Feb. 28, 2015
Debt Instrument [Line Items]
Warrants Exercisable					13,219,597									94,553		13,219,597	13,219,597
Proceeds from issuance of convertible notes payable																$ 5,407,772	$ 4,135,000
Interest expense														$ 11,570,483	$ 6,316,330	167,466,170	11,757,445
Amortization of Discount costs														11,373,712	6,107,467	46,529,237	122,050
Loss on extinguishment of warrants														602,555	0	(24,172,736)	0
Increase (Decrease) in Restricted Cash for Operating Activities					$ 2,600,000		$ 3,600,000	$ 3,500,000	$ 4,700,000		$ 2,000,000					2,600,000	13,800,000
Proceeds from (Repayments of) Restricted Cash, Financing Activities														3,500,000	$ 0	16,396,214	0
Derivative Liability Combined With Convertible Note					$ (43,604,417)									$ (11,399,123)		(43,604,417)	(16,588,940)
Gain Loss On Exchange And Issuance Of Warrants																$ 3,374,752	$ (4,038,063)
Subsequent Event [Member]
Debt Instrument [Line Items]
Warrants Exercisable																		1,200
Increase (Decrease) in Restricted Cash for Operating Activities													$ 3,500,000
Proceeds from (Repayments of) Restricted Cash, Financing Activities			$ 2,500,000
Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Conversion of stock, shares converted																	1,050,000
Series D Warrant
Debt Instrument [Line Items]
Exercise price														$ 1.36
Warrants Exercisable					3,503,116											3,503,116	3,503,116
Debt Instrument, Convertible, Terms of Conversion Feature																	The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December30, 2015.
Series C Warrant
Debt Instrument [Line Items]
Conversion of stock, shares converted																138,158
Exercise price																						$ 4,200,000,000
Warrants Exercisable					5,229,973											5,229,973	5,229,973					26
Series H Warrant [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted						48,000,000
Exercise price														$ 1.36
Series H and 2016 Subordination Warrants [Member]
Debt Instrument [Line Items]
Exercise price															$ 1.36
Series F Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument, number shares to be issued upon conversion														5,860
Conversion of stock, shares converted	2,096				480
Securities Purchase Agreement
Debt Instrument [Line Items]
Convertible notes payable, principal																					$ 75,000,000
Securities Purchase Agreement | Notes issued for cash
Debt Instrument [Line Items]
Interest expense																$ 119,185,886
Securities Purchase Agreement | Notes issued for cash | Embedded Derivative Financial Instruments [Member]
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures					$ 80,599,528											$ 80,599,528
Securities Purchase Agreement | Series H Warrant [Member]
Debt Instrument [Line Items]
Exercise price					$ 12,000											$ 12,000
Warrants Exercisable					7											7
Warrant, Fair Value Disclosures					$ 101,644,520											$ 101,644,520
Securities Purchase Agreement | Series H and 2016 Subordination Warrants [Member]
Debt Instrument [Line Items]
Class Of Warrant Or Right Exercisable Period Description														The Series H and 2016 Subordination Warrants became exercisable by the holder beginning six months after July 1, 2016 and continue for a period of five years thereafter.		The Series H and 2016 Subordination Warrants become exercisable by the holder beginning six months after July 1, 2016 and continues for a period five years thereafter.
Subordination Warrants | Series D Warrant
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes payable																	$ 4,600,000
2016 Subordination Warrants
Debt Instrument [Line Items]
Conversion of stock, shares converted																48,000,000
2016 Subordination Warrants | Series H Warrant [Member]
Debt Instrument [Line Items]
Warrants Exercisable					2											2
Senior Secured Convertible Note | Securities Purchase Agreement
Debt Instrument [Line Items]
Convertible notes payable, principal		$ 22,100,000															22,100,000			$ 75,000,000
Note agreement carrying value		18,400,000															18,400,000			68,000,000
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued for cash
Debt Instrument [Line Items]
Convertible notes payable, principal		20,000,000															20,000,000
Note agreement carrying value		18,400,000
Debt instrument, original issue discount		$ 1,600,000																		7,000,000
Notes payable, interest rate		6.00%
Debt Issuance cost incurred		$ 568,685
Interest expense																	10,594,182
Amortization of Discount costs																	63,717
Notes payable, interest rate		6.00%
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued for cash | Embedded Derivative Financial Instruments [Member]
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures																	14,788,365
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Convertible notes payable, principal		$ 2,100,000
Conversion of stock, shares converted		1,050,000
Exercise price		$ 2.00
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued upon exchange of outstanding Series C Warrants | Embedded Derivative Financial Instruments [Member]
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures																	$ 1,865,729
Senior Secured Convertible Note | Securities Purchase Agreement | Series D Warrant
Debt Instrument [Line Items]
Exercise price																	$ 1,600,000
Warrants Exercisable		8
Senior Secured Convertible Note | Securities Purchase Agreement | Series D Warrant | Notes issued for cash
Debt Instrument [Line Items]
Warrant, Fair Value Disclosures																	$ 13,637,132
Senior Secured Convertible Note | Securities Purchase Agreement | Series D Warrant | Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Warrant, Fair Value Disclosures																	2,412,574
Senior Secured Convertible Note | Securities Purchase Agreement | Series C Warrant | Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Warrant, Fair Value Disclosures																	2,340,240
2015 Notes
Debt Instrument [Line Items]
Convertible notes payable, principal																	22,100,000
Debt instrument, number shares to be issued upon conversion								177
Debt instrument, original issue discount																	19,936,283
Convertible Debt, Fair Value Disclosures		$ 16,700,000															16,600,000
Loss on extinguishment of warrants																$ 20,975,024
Convertible notes payable								$ 13,700,000								$ 13,666,887
Debt Instrument Remaining Convertible Notes								8,400,000
Increase (Decrease) in Restricted Cash for Operating Activities								$ 8,200,000			$ 2,000,000
Installment Payment Due Date																Jul. 29, 2016
Fair value of common stock issued																$ 36,631,149
2015 Notes | Series D Warrant
Debt Instrument [Line Items]
Remaining proceed from issuance of debt																13,800,000
2015 Notes | Series F Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Convertible notes payable, principal	$ 8,433,113
Debt instrument, number shares to be issued upon conversion	8,436
Debt instrument, original issue discount	$ 1,272,823
Loss on extinguishment of warrants	3,347,971
Convertible notes payable	7,160,290
Fair value of common stock issued	12,071,249
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 1,562,998
2015 Notes | Series F Convertible Preferred Stock [Member] | Amended Exchange Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, number shares to be issued upon conversion	8,436
Fair value of common stock issued	$ 8,400,000
2015 Notes | Securities Purchase Agreement | Notes issued for cash
Debt Instrument [Line Items]
Debt instrument, original issue discount		$ 1,600,000			$ 20,000,000											$ 20,000,000
2015 Notes | Securities Purchase Agreement | Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Convertible notes payable, principal																	$ 2,100,000
2015 Notes | Securities Purchase Agreement | Series D Warrant
Debt Instrument [Line Items]
Class Of Warrant Or Right Exercisable Period Description																Each Series D Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter.
Exercise period																5 years
2016 Notes
Debt Instrument [Line Items]
Convertible notes payable, principal					75,000,000									$ 32,249,032		$ 75,000,000
Debt instrument, number shares to be issued upon conversion														762,672
Note agreement carrying value										$ 68,000,000
Debt instrument, original issue discount					43,604,417									$ 11,399,123		43,604,417
Proceeds from issuance of convertible notes payable										5,400,000
Remaining proceed from issuance of debt										$ 62,000,000		$ 17,000,000		17,000,000		59,400,000
Convertible Debt, Fair Value Disclosures					75,800,000									16,000,000		75,800,000				$ 80,600,000
Warrant, Fair Value Disclosures														20,800,000
Loss on extinguishment of warrants														602,555
Convertible notes payable														42,750,968
Debt Instrument Remaining Convertible Notes					2,600,000									32,200,000		2,600,000
Increase (Decrease) in Restricted Cash for Operating Activities														3,500,000
Fair value of common stock issued														4,597,119
Embedded Derivative, Fair Value of Embedded Derivative Liability														16,000,000
Debt Instrument Redemption Amount														38,896,891		38,900,000
Debt Instrument Redemption Aggregate Price														38,900,000		38,900,000
Remaining amount of embedded conversion feature derivative liability					32,222,344									4,600,000		32,222,344
Proceeds from (Repayments of) Restricted Cash, Financing Activities														6,100,000
Derivative Liability Combined With Convertible Note														$ 11,400,000
2016 Notes | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, number shares to be issued upon conversion													742,570
Convertible debt, conversion price																		$ 2.00
Increase (Decrease) in Restricted Cash for Operating Activities													$ 3,500,000
Debt Instrument Redemption Amount				$ 38,900,000
Debt Instrument Redemption Aggregate Price				38,900,000
2016 Notes | Securities Purchase Agreement
Debt Instrument [Line Items]
Convertible notes payable, principal					$ 75,000,000											$ 75,000,000			$ 75,000,000
Debt instrument, number shares to be issued upon conversion										7				16,936,627		26,224
Convertible debt, conversion price					$ 2,860									$ 1.90		$ 2,860
Exercise price					$ 12,000											$ 12,000			$ 48,000.00
Warrants Exercisable																			96,000,000
Debt Instrument Frequency Of Periodic Payment																The Company has agreed to make amortization payments with respect to the 2016 Notes in fifteen (15) equal installments beginning January 30, 2017. On each installment date, assuming certain equity conditions are met, the installment payment shall automatically be converted into shares of Common Stock at a conversion rate defined in the agreement.
Amortization of Discount costs																$ 31,395,583
Debt Instrument, Convertible, Terms of Conversion Feature														(x) $0.50 per share, (y) 85% of the lower of (I) the lowest weighted average price of the common stock and (II) the lowest closing bid price of the common stock, in each case, during the five (5) consecutive trading day period ending on, and including, the trading day of the conversion, and (z) 85% of the weighted average price of the common stock during the period beginning at 9:30:01 a.m. New York time and ending at 1:00:00 p.m. New York time on the trading day of the conversion.		The Company has a conversion right related to the required installment payments where the Company can convert the installments payments (subject to a floor of $1.00) at: (a) the prevailing holder conversion price; (b) 80% of the arithmetic average of the 3 lowest volume weighted average price (VWAP) days in the prior 20 days; or (c) the weighted average value of the common stock on the trading day preceding the installment payment date. Both the conversion right of the holder and the Company is subject to a reset clause if the Company issues or sells common stock at a lower price than the applicable conversion rate at such time (not subject to the $1.00 floor).
Debt Instrument Convertible Common Stock Floor Price For Calculation Of Conversion Price																$ 1.00
Percentage of arithmetic average of conversion price																80.00%
Number of days with lowest volume weighted average price to calculate conversion price																3 years
Number of trading days to identify lowest volume price																20 years
Number Of Installments																15
2016 Notes | Securities Purchase Agreement | Notes issued for cash
Debt Instrument [Line Items]
Note agreement carrying value																			$ 68,000,000		$ 68,000,000
Debt instrument, original issue discount																			$ 7,000,000
Notes payable, interest rate																			0.00%
Notes payable, interest rate																			0.00%
2016 Notes | 2016 Subordination Warrants
Debt Instrument [Line Items]
Remaining proceed from issuance of debt												$ 17,000,000				$ 59,400,000
2016 Notes | 2016 Subordination Warrants | Subsequent Event [Member]
Debt Instrument [Line Items]
Increase (Decrease) in Restricted Cash for Operating Activities				3,500,000
Debt Instrument Redemption Amount				38,900,000
Debt Instrument Redemption Aggregate Price				$ 38,900,000
2016 Notes | 2016 Subordination Warrants | Series D Warrant
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes payable														$ 6,000,000
Remaining proceed from issuance of debt														$ 62,000,000
2016 Notes | 2016 Subordination Warrants | Series H Warrant [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes payable																6,000,000
Remaining proceed from issuance of debt																62,000,000
Increase (Decrease) in Restricted Cash for Operating Activities																$ 2,600,000